3. EQUIPMENT	9 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
EQUIPMENT

At September 30, 2016 and December 31, 2015, property and equipment, net, is as follows:

	As of September 30, 2016 (Unaudited)	As of December 31, 2015
Automobile	$41,805	$41,805
Laboratory Equipment	39,311	36,822
Office Equipment	6,466	6,466
Less: Accumulated Depreciation	(31,629)	(18,989)
Total Property and Equipment, net	$55,953	$66,104

Depreciation expense for the months ended September 30, 2016 and 2015 was $12,639 and $11,175 respectively.

Depreciation expense for the three months ended September 30, 2016 and 2015 was $4, 268 and $4,244 respectively.